Non-controlling Interests (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Dividends paid, classified as financing activities	$ 65,583,416	$ 158,320,848	$ 274,136,472
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Dividends paid, classified as financing activities	$ 14,948,153	$ 17,906,526	$ 11,167,838